Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.27008%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,539,890.05

Principal:
Principal Collections	$29,548,613.23
Prepayments in Full	$16,352,172.85
Liquidation Proceeds	$434,348.10
Recoveries	$8,693.85
Sub Total	$46,343,828.03
Collections	$49,883,718.08

Purchase Amounts:
Purchase Amounts Related to Principal	$61,505.95
Purchase Amounts Related to Interest	$109.51
Sub Total	$61,615.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,945,333.54

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,945,333.54
Servicing Fee	$1,141,952.97	$1,141,952.97	$0.00	$0.00	$48,803,380.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,803,380.57
Interest - Class A-2a Notes	$1,074,107.48	$1,074,107.48	$0.00	$0.00	$47,729,273.09
Interest - Class A-2b Notes	$732,737.05	$732,737.05	$0.00	$0.00	$46,996,536.04
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$45,058,786.71
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$44,457,573.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,457,573.21
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$44,259,013.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,259,013.96
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$44,121,684.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,121,684.46
Regular Principal Payment	$64,051,945.76	$44,121,684.46	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,945,333.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,121,684.46
Total					$44,121,684.46

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,120,418.87	$85.01	$1,074,107.48	$3.37	$28,194,526.35	$88.38
Class A-2b Notes	$17,001,265.59	$85.01	$732,737.05	$3.66	$17,734,002.64	$88.67
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$44,121,684.46	$27.94	$4,681,696.11	$2.97	$48,803,380.57	$30.91

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$285,161,278.94	0.8938104	$258,040,860.07	0.8088041
Class A-2b Notes	$178,762,085.59	0.8938104	$161,760,820.00	0.8088041
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,219,083,364.53	0.7720897	$1,174,961,680.07	0.7441459

Pool Information
Weighted Average APR	3.314%	3.318%
Weighted Average Remaining Term	48.88	48.04
Number of Receivables Outstanding	46,054	45,189
Pool Balance	$1,370,343,567.06	$1,323,632,863.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,243,282,028.69	$1,201,728,020.86
Pool Factor	0.7851608	0.7583971

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$121,904,842.75
Targeted Overcollateralization Amount	$168,601,444.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$148,671,183.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$314,063.32
(Recoveries)		5	$8,693.85
Net Loss for Current Collection Period			$305,369.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2674%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2132%
Second Prior Collection Period			0.2139%
Prior Collection Period			0.3227%
Current Collection Period			0.2720%
Four Month Average (Current and Prior Three Collection Periods)			0.2554%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		456	$1,444,614.20
(Cumulative Recoveries)			$26,166.29
Cumulative Net Loss for All Collection Periods			$1,418,447.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0813%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,168.01
Average Net Loss for Receivables that have experienced a Realized Loss			$3,110.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	218	$7,688,663.53
61-90 Days Delinquent	0.10%	30	$1,292,174.09
91-120 Days Delinquent	0.02%	6	$320,673.54
Over 120 Days Delinquent	0.01%	5	$171,359.56
Total Delinquent Receivables	0.72%	259	$9,472,870.72

Repossession Inventory:
Repossessed in the Current Collection Period		11	$516,477.76
Total Repossessed Inventory		16	$711,075.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0701%
Prior Collection Period			0.0825%
Current Collection Period			0.0907%
Three Month Average			0.0811%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1348%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	105	$3,891,746.71
2 Months Extended	114	$4,402,313.68
3+ Months Extended	9	$317,015.49

Total Receivables Extended	228	$8,611,075.88
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer